Statutory Prospectus Supplement dated March 27, 2020
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for the Funds listed below:
Invesco Advantage International Fund	Invesco Oppenheimer Global Infrastructure Fund
Invesco All Cap Market Neutral Fund	Invesco Oppenheimer Global Multi-Asset Income Fund
Invesco American Franchise Fund	Invesco Oppenheimer Global Opportunities Fund
Invesco American Value Fund	Invesco Oppenheimer Global Strategic Income Fund
Invesco Asia Pacific Growth Fund	Invesco Oppenheimer Gold & Special Minerals Fund
Invesco Balanced-Risk Allocation Fund	Invesco Oppenheimer Government Cash Reserves Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Oppenheimer Government Money Market Fund
Invesco Balanced-Risk Retirement 2020 Fund	Invesco Oppenheimer Intermediate Term Municipal Fund
Invesco Balanced-Risk Retirement 2030 Fund	Invesco Oppenheimer International Bond Fund
Invesco Balanced-Risk Retirement 2040 Fund	Invesco Oppenheimer International Equity Fund
Invesco Balanced-Risk Retirement 2050 Fund	Invesco Oppenheimer International Diversified Fund
Invesco Balanced-Risk Retirement Now Fund	Invesco Oppenheimer International Growth Fund
Invesco California Tax-Free Income Fund	Invesco Oppenheimer International Small-Mid Company Fund
Invesco Charter Fund	Invesco Oppenheimer Limited-Term Bond Fund
Invesco Comstock Fund	Invesco Oppenheimer Limited-Term Government Fund
Invesco Comstock Select Fund	Invesco Oppenheimer Main Street All Cap Fund®
Invesco Conservative Allocation Fund	Invesco Oppenheimer Main Street Fund®
Invesco Conservative Income Fund – Class A, Class Y and Class R6	Invesco Oppenheimer Main Street Mid Cap Fund®
Invesco Convertible Securities Fund	Invesco Oppenheimer Main Street Small Cap Fund®
Invesco Core Plus Bond Fund	Invesco Oppenheimer Master Event-Linked Bond Fund
Invesco Corporate Bond Fund	Invesco Oppenheimer Master Inflation Protected Securities Fund
Invesco Developing Markets Fund	Invesco Oppenheimer Master Loan Fund
Invesco Diversified Dividend Fund	Invesco Oppenheimer Mid Cap Value Fund
Invesco Dividend Income Fund	Invesco Oppenheimer Municipal Fund
Invesco Emerging Markets Select Equity Fund	Invesco Oppenheimer Portfolio Series: Active Allocation Fund
Invesco Endeavor Fund	Invesco Oppenheimer Portfolio Series: Conservative Investor Fund
Invesco Energy Fund	Invesco Oppenheimer Portfolio Series: Growth Investor Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund
Invesco Equity and Income Fund	Invesco Oppenheimer Real Estate Fund
Invesco European Growth Fund	Invesco Oppenheimer Rising Dividends Fund
Invesco European Small Company Fund	Invesco Oppenheimer Rochester® AMT-Free Municipal Fund
Invesco Floating Rate Fund	Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund
Invesco Global Core Equity Fund	Invesco Oppenheimer Rochester® California Municipal Fund
Invesco Global Growth Fund	Invesco Oppenheimer Rochester® High Yield Municipal Fund
Invesco Global Infrastructure Fund	Invesco Oppenheimer Rochester® Limited Term California Municipal Fund
Invesco Global Low Volatility Equity Yield Fund	Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund
Invesco Global Market Neutral Fund	Invesco Oppenheimer Rochester® Municipals Fund
Invesco Global Opportunities Fund	Invesco Oppenheimer Rochester® New Jersey Municipal Fund
Invesco Global Real Estate Fund	Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund
Invesco Global Real Estate Income Fund	Invesco Oppenheimer Rochester® Short Duration High Yield Municipal Fund
Invesco Global Responsibility Equity Fund	Invesco Oppenheimer Senior Floating Rate Fund
Invesco Global Small & Mid Cap Growth Fund	Invesco Oppenheimer Senior Floating Rate Plus Fund
Invesco Global Targeted Returns Fund	Invesco Oppenheimer Short Term Municipal Fund
Invesco Gold & Precious Metals Fund	Invesco Oppenheimer Small Cap Value Fund
Invesco Government Money Market Fund	Invesco Oppenheimer SteelPath MLP Alpha Fund

Invesco Greater China Fund	Invesco Oppenheimer SteelPath MLP Alpha Plus Fund
Invesco Growth Allocation Fund	Invesco Oppenheimer SteelPath MLP Income Fund
Invesco Growth and Income Fund	Invesco Oppenheimer SteelPath MLP Select 40 Fund
Invesco Health Care Fund	Invesco Oppenheimer Total Return Bond Fund
Invesco High Yield Bond Factor Fund	Invesco Oppenheimer Ultra-Short Duration Fund
Invesco High Yield Fund	Invesco Pacific Growth Fund
Invesco High Yield Municipal Fund	Invesco Peak RetirementTM 2015 Fund
Invesco Income Allocation Fund	Invesco Peak RetirementTM 2020 Fund
Invesco Income Fund	Invesco Peak RetirementTM 2025 Fund
Invesco Intermediate Bond Factor Fund	Invesco Peak RetirementTM 2030 Fund
Invesco Intermediate Term Municipal Income Fund	Invesco Peak RetirementTM 2035 Fund
Invesco International Allocation Fund	Invesco Peak RetirementTM 2040 Fund
Invesco International Core Equity Fund	Invesco Peak RetirementTM 2045 Fund
Invesco International Growth Fund	Invesco Peak RetirementTM 2050 Fund
Invesco International Select Equity Fund	Invesco Peak RetirementTM 2055 Fund
Invesco International Small Company Fund	Invesco Peak RetirementTM 2060 Fund
Invesco Limited Term Municipal Income Fund	Invesco Peak RetirementTM 2065 Fund
Invesco Long/Short Equity Fund	Invesco Peak RetirementTM Now Fund
Invesco Low Volatility Emerging Markets Fund	Invesco Pennsylvania Tax Free Income Fund
Invesco Low Volatility Equity Yield Fund	Invesco Premier Portfolio
Invesco Macro Allocation Strategy Fund	Invesco Premier Tax-Exempt Portfolio
Invesco Mid Cap Core Equity Fund	Invesco Premier U.S. Government Money Portfolio
Invesco Mid Cap Growth Fund	Invesco Quality Income Fund
Invesco Moderate Allocation Fund	Invesco Real Estate Fund
Invesco Multi-Asset Income Fund	Invesco S&P 500 Index Fund
Invesco Municipal Income Fund	Invesco Select Companies Fund
Invesco New York Tax Free Income Fund	Invesco Select Opportunities Fund
Invesco Oppenheimer Capital Appreciation Fund	Invesco Short Duration High Yield Municipal Fund
Invesco Oppenheimer Capital Income Fund	Invesco Short Duration Inflation Protected Fund
Invesco Oppenheimer Developing Markets Fund	Invesco Short Term Bond Fund
Invesco Oppenheimer Discovery Fund	Invesco Small Cap Discovery Fund
Invesco Oppenheimer Discovery Mid Cap Growth Fund	Invesco Small Cap Equity Fund
Invesco Oppenheimer Dividend Opportunity Fund	Invesco Small Cap Growth Fund
Invesco Oppenheimer Emerging Markets Innovators Fund	Invesco Small Cap Value Fund
Invesco Oppenheimer Emerging Markets Local Debt Fund	Invesco Summit Fund
Invesco Oppenheimer Equity Income Fund	Invesco Technology Fund
Invesco Oppenheimer Fundamental Alternatives Fund	Invesco Technology Sector Fund
Invesco Oppenheimer Global Allocation Fund	Invesco U.S. Managed Volatility Fund
Invesco Oppenheimer Global Focus Fund	Invesco Value Opportunities Fund
Invesco Oppenheimer Global Fund	Invesco World Bond Factor Fund
This supplement amends the Statutory Prospectus for each of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The following information replaces in its entirety the first paragraph appearing under the heading “Shareholder Account Information – Redeeming Shares” in the prospectus for each Fund:
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
The following information replaces in its entirety the paragraph appearing next to the heading “Shareholder Account Information – Redeeming Shares – How to Redeem Shares – Through a Financial Adviser or Financial Intermediary*” in the prospectus for each Fund:
Contact your financial adviser or financial intermediary. The Funds’ transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.
The following information replaces in its entirety the last sentence of the last paragraph appearing next to the heading “Shareholder Account Information – Redeeming Shares – How to Redeem Shares – By Telephone*” in the prospectus for each Fund:
You must call the Funds’ transfer agent before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
The following information replaces in its entirety the sixteenth paragraph appearing under the heading “Shareholder Account Information – Pricing of Shares – Determination of Net Asset Value” in the prospectus for each Fund:
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE , each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with procedures approved by the Board.
GBL-STATPRO-SUP-1

Statement of Additional Information (“SAI”) Supplement dated March 27, 2020
The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for the Funds listed below:
Invesco Advantage International Fund	Invesco Oppenheimer Global Multi-Asset Income Fund
Invesco All Cap Market Neutral Fund	Invesco Oppenheimer Global Opportunities Fund
Invesco American Franchise Fund	Invesco Oppenheimer Global Strategic Income Fund
Invesco American Value Fund	Invesco Oppenheimer Gold & Special Minerals Fund
Invesco Asia Pacific Growth Fund	Invesco Oppenheimer Government Cash Reserves Fund
Invesco Balanced-Risk Allocation Fund	Invesco Oppenheimer Government Money Market Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Oppenheimer Intermediate Term Municipal Fund
Invesco Balanced-Risk Retirement 2020 Fund	Invesco Oppenheimer International Bond Fund
Invesco Balanced-Risk Retirement 2030 Fund	Invesco Oppenheimer International Equity Fund
Invesco Balanced-Risk Retirement 2040 Fund	Invesco Oppenheimer International Diversified Fund
Invesco Balanced-Risk Retirement 2050 Fund	Invesco Oppenheimer International Growth Fund
Invesco Balanced-Risk Retirement Now Fund	Invesco Oppenheimer International Small-Mid Company Fund
Invesco California Tax-Free Income Fund	Invesco Oppenheimer Limited-Term Bond Fund
Invesco Charter Fund	Invesco Oppenheimer Limited-Term Government Fund
Invesco Comstock Fund	Invesco Oppenheimer Main Street All Cap Fund®
Invesco Comstock Select Fund	Invesco Oppenheimer Main Street Fund®
Invesco Conservative Allocation Fund	Invesco Oppenheimer Main Street Mid Cap Fund®
Invesco Conservative Income Fund	Invesco Oppenheimer Main Street Small Cap Fund®
Invesco Convertible Securities Fund	Invesco Oppenheimer Master Event-Linked Bond Fund
Invesco Core Plus Bond Fund	Invesco Oppenheimer Master Inflation Protected Securities Fund
Invesco Corporate Bond Fund	Invesco Oppenheimer Master Loan Fund
Invesco Developing Markets Fund	Invesco Oppenheimer Mid Cap Value Fund
Invesco Diversified Dividend Fund	Invesco Oppenheimer Municipal Fund
Invesco Dividend Income Fund	Invesco Oppenheimer Portfolio Series: Active Allocation Fund
Invesco Emerging Markets Select Equity Fund	Invesco Oppenheimer Portfolio Series: Conservative Investor Fund
Invesco Endeavor Fund	Invesco Oppenheimer Portfolio Series: Growth Investor Fund
Invesco Energy Fund	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Oppenheimer Real Estate Fund
Invesco Equity and Income Fund	Invesco Oppenheimer Rising Dividends Fund
Invesco European Growth Fund	Invesco Oppenheimer Rochester® AMT-Free Municipal Fund
Invesco European Small Company Fund	Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund
Invesco Floating Rate Fund	Invesco Oppenheimer Rochester® California Municipal Fund
Invesco Global Core Equity Fund	Invesco Oppenheimer Rochester® High Yield Municipal Fund
Invesco Global Growth Fund	Invesco Oppenheimer Rochester® Limited Term California Municipal Fund
Invesco Global Infrastructure Fund	Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund
Invesco Global Low Volatility Equity Yield Fund	Invesco Oppenheimer Rochester® Municipals Fund
Invesco Global Market Neutral Fund	Invesco Oppenheimer Rochester® New Jersey Municipal Fund
Invesco Global Opportunities Fund	Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund
Invesco Global Real Estate Fund	Invesco Oppenheimer Rochester® Short Duration High Yield Municipal Fund
Invesco Global Real Estate Income Fund	Invesco Oppenheimer Senior Floating Rate Fund
Invesco Global Responsibility Equity Fund	Invesco Oppenheimer Senior Floating Rate Plus Fund
Invesco Global Small & Mid Cap Growth Fund	Invesco Oppenheimer Short Term Municipal Fund
Invesco Global Targeted Returns Fund	Invesco Oppenheimer Small Cap Value Fund
Invesco Gold & Precious Metals Fund	Invesco Oppenheimer SteelPath MLP Alpha Fund
Invesco Government Money Market Fund	Invesco Oppenheimer SteelPath MLP Alpha Plus Fund
Invesco Greater China Fund	Invesco Oppenheimer SteelPath MLP Income Fund

Invesco Growth Allocation Fund	Invesco Oppenheimer SteelPath MLP Select 40 Fund
Invesco Growth and Income Fund	Invesco Oppenheimer Total Return Bond Fund
Invesco Health Care Fund	Invesco Oppenheimer Ultra-Short Duration Fund
Invesco High Yield Bond Factor Fund	Invesco Pacific Growth Fund
Invesco High Yield Fund	Invesco Peak RetirementTM 2015 Fund
Invesco High Yield Municipal Fund	Invesco Peak RetirementTM 2020 Fund
Invesco Income Allocation Fund	Invesco Peak RetirementTM 2025 Fund
Invesco Income Fund	Invesco Peak RetirementTM 2030 Fund
Invesco Intermediate Bond Factor Fund	Invesco Peak RetirementTM 2035 Fund
Invesco Intermediate Term Municipal Income Fund	Invesco Peak RetirementTM 2040 Fund
Invesco International Allocation Fund	Invesco Peak RetirementTM 2045 Fund
Invesco International Core Equity Fund	Invesco Peak RetirementTM 2050 Fund
Invesco International Growth Fund	Invesco Peak RetirementTM 2055 Fund
Invesco International Select Equity Fund	Invesco Peak RetirementTM 2060 Fund
Invesco International Small Company Fund	Invesco Peak RetirementTM 2065 Fund
Invesco Long/Short Equity Fund	Invesco Peak RetirementTM Now Fund
Invesco Low Volatility Emerging Markets Fund	Invesco Pennsylvania Tax Free Income Fund
Invesco Low Volatility Equity Yield Fund	Invesco Premier Portfolio
Invesco Macro Allocation Strategy Fund	Invesco Premier Tax-Exempt Portfolio
Invesco Mid Cap Core Equity Fund	Invesco Premier U.S. Government Money Portfolio
Invesco Mid Cap Growth Fund	Invesco Quality Income Fund
Invesco Moderate Allocation Fund	Invesco Real Estate Fund
Invesco Multi-Asset Income Fund	Invesco S&P 500 Index Fund
Invesco Municipal Income Fund	Invesco Select Companies Fund
Invesco New York Tax Free Income Fund	Invesco Select Opportunities Fund
Invesco Oppenheimer Capital Appreciation Fund	Invesco Short Duration High Yield Municipal Fund
Invesco Oppenheimer Capital Income Fund	Invesco Short Duration Inflation Protected Fund
Invesco Oppenheimer Developing Markets Fund	Invesco Short Term Bond Fund
Invesco Oppenheimer Discovery Fund	Invesco Small Cap Discovery Fund
Invesco Oppenheimer Discovery Mid Cap Growth Fund	Invesco Small Cap Equity Fund
Invesco Oppenheimer Dividend Opportunity Fund	Invesco Small Cap Growth Fund
Invesco Oppenheimer Emerging Markets Innovators Fund	Invesco Small Cap Value Fund
Invesco Oppenheimer Emerging Markets Local Debt Fund	Invesco Summit Fund
Invesco Oppenheimer Equity Income Fund	Invesco Technology Fund
Invesco Oppenheimer Fundamental Alternatives Fund	Invesco Technology Sector Fund
Invesco Oppenheimer Global Allocation Fund	Invesco U.S. Managed Volatility Fund
Invesco Oppenheimer Global Focus Fund	Invesco Value Opportunities Fund
Invesco Oppenheimer Global Fund	Invesco World Bond Factor Fund
Invesco Oppenheimer Global Infrastructure Fund
This supplement amends the Statement of Additional Information for each of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the first two sentences of the first paragraph appearing in the Appendix “Purchase, Redemption and Pricing of Shares” under the heading “Offering Price – Calculation of Net Asset Value” in the Statement of Additional Information:
Each Invesco Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines its net asset value per share once daily on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day.
GBL-SAI-SUP-2